CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance, beginning of year at Jan. 31, 2020	$ 524,154	$ 459,269	$ (25,944)	$ (135,770)
Stock-based compensation expense		6,313
Stock options and share units exercised	7,671	(1,480)
Other comprehensive income (loss), net of income taxes			24,755
Net income				52,100	$ 52,100
Balance, end of year at Jan. 31, 2021	531,825	464,102	(1,189)	(83,670)	911,068
Stock-based compensation expense		11,017
Stock options and share units exercised	4,472	(1,816)
Other comprehensive income (loss), net of income taxes			(11,204)
Net income				86,282	86,282
Balance, end of year at Jan. 31, 2022	536,297	473,303	(12,393)	2,612	999,819
Stock-based compensation expense		13,667
Stock options and share units exercised	2,151	(419)
Other comprehensive income (loss), net of income taxes			(18,063)
Net income				102,236	102,236
Balance, end of year at Jan. 31, 2023	$ 538,448	$ 486,551	$ (30,456)	$ 104,848	$ 1,099,391